Investment Strategy - Tortoise AI Infrastructure ETF	Jul. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a non-diversified series of Tortoise Capital Series Trust and is regulated as an “investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is actively managed and does not seek to track the performance of an index. The Fund’s investment objectives to seek primarily long-term capital appreciation with a secondary objective of current income are non-fundamental.

The Fund seeks to achieve its objective by investing in companies that are expected to benefit from increasing AI demand and the resulting increase in demand for the specific technology and power infrastructure needs of AI. The Adviser believes that AI workloads demand unique technology, cooling, electrical and energy infrastructure requirements and seeks to identify companies that focus on, or are expected to focus on, providing technology and power infrastructure that meets the specific needs of AI.

Under normal circumstances, the Fund will invest at least 80% of its total assets (including assets obtained through borrowings for investment purposes) in equity securities of artificial intelligence (“AI”) infrastructure companies. AI infrastructure companies are (i) AI-capable data centers, (ii) technology infrastructure companies that provide AI-essential infrastructure to AI-capable data centers, and (iii) energy infrastructure companies that provide AI-essential infrastructure to AI-capable data centers. AI-capable data centers are facilities that, in the judgment of the portfolio managers based on fundamental research, have the equipment and resources to accommodate the intense computational demands of generative AI workloads. Technology infrastructure companies that provide AI-essential infrastructure to AI-capable data centers include companies that provide servers, data storage and memory, networking, electric equipment, HVAC equipment and similar equipment to AI-capable data centers, and contractors that design, install and maintain such systems. Energy infrastructure companies that provide AI-essential infrastructure to AI-capable data centers include those engaged in electricity generation, transmission, and distribution; natural gas production, pipelines and distribution; renewable power generation; uranium and nuclear energy production; local energy distribution; energy storage; and future energy sources. Technology infrastructure companies and energy infrastructure companies will be considered AI infrastructure companies for purposes of the Fund’s 80% investment policy if they have meaningful exposure to activities related to the provision of AI-essential infrastructure to AI-capable data centers, as measured by revenue derived from long-term assets, products, or services critical to AI output and/or meaningful capital expenditures devoted to the growth of such activities, in each case as determined by the portfolio management team based on fundamental research.

The Fund’s investment in equity securities may include both common and preferred stock. The Fund may invest in foreign securities and U.S. dollar denominated securities of foreign issuers. Such investments in securities of foreign issuers may include sponsored or unsponsored American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may invest in portfolio companies without regard to their market capitalization.

The Fund may, but is not required to, use various hedging techniques, such as the buying and selling of options, including covered call options, futures, interest rate swaps or total return swaps to seek to mitigate one or more risks associated with investments in portfolio securities including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors, or the value of the Fund’s overall portfolio. The Fund may also use derivatives, including options, futures and swaps, to seek market exposure or to generate income.

The Fund concentrates its investments (i.e., holds 25% of more of its assets) in the energy infrastructure, industrials and information technology industries.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its total assets (including assets obtained through borrowings for investment purposes) in equity securities of artificial intelligence (“AI”) infrastructure companies.